BUSINESS ACQUISITIONS - Purchase price allocation (Details) - RUB (₽) ₽ in Thousands		1 Months Ended			12 Months Ended
	Mar. 31, 2021	Feb. 28, 2022	May 31, 2021	Apr. 30, 2021	Dec. 31, 2021	Jul. 31, 2021	Jun. 30, 2021
Vision Labs
Disclosure of business combinations
Goodwill		₽ 3,800,000
Customer base		1,726,000
Other intangible assets		1,434,000
Property, plant and equipment		86,000
Cash and cash equivalents		211,000
Current assets		266,000
Other non-current assets		53,000
Current liabilities		(447,000)
Non-current liabilities		(606,000)
Total consideration		6,523,000
Fair value of contingent consideration		621,000
Fair value of stake in Group's subsidiary		659,000
Cash paid or payable		₽ 5,243,000
Amortization period		7 years
Percentage of voting equity interests acquired		100.00%
Consideration paid		₽ 6,523,000
MTT
Disclosure of business combinations
Goodwill							₽ 2,984,000
Trademark							530,000
Customer base							827,000
Other intangible assets							590,000
Property, plant and equipment							588,000
Cash and cash equivalents							340,000
Current assets							3,056,000
Other non-current assets							254,000
Current liabilities							(2,656,000)
Non-current liabilities							(715,000)
Total consideration							5,798,000
Fair value of offset financial assets							1,958,000
Deferred payment							160,000
Cash paid or payable							₽ 3,680,000
Amortization period					3 years
Percentage of voting equity interests acquired							100.00%
Zelenaya Tochka Group
Disclosure of business combinations
Goodwill				₽ 1,353,000
Trademark				12,000
Customer base				320,000
Other intangible assets				24,000
Property, plant and equipment				623,000
Cash and cash equivalents				152,000
Current assets				1,417,000
Other non-current assets				43,000
Current liabilities				(725,000)
Non-current liabilities				(118,000)
Total consideration				3,101,000
Fair value of previously held equity interest				1,582,000
Deferred payment				7,000
Cash paid or payable				1,512,000
Amortization period					5 years
Zelenaya Tochka Group Achemar Holdings Ltd
Disclosure of business combinations
Fair value of previously held equity interest				₽ 1,582,000
Proportion of ownership interest in subsidiary				100.00%
Proportion of ownership interest in joint venture ( in percentage)	51.00%
Green Bush [Member]
Disclosure of business combinations
Other intangible assets							₽ 1,000
Property, plant and equipment							5,171,000
Cash and cash equivalents							9,000
Current assets							84,000
Other non-current assets							17,000
Current liabilities							(26,000)
Non-current liabilities							(56,000)
Total consideration							5,200,000
Cash paid or payable						₽ 5,200,000	₽ 5,200,000
Percentage of voting equity interests acquired							100.00%
Credit Consulting [Member]
Disclosure of business combinations
Goodwill				₽ 46,000
Other intangible assets				4,000
Cash and cash equivalents				3,000
Current assets				18,000
Current liabilities				(11,000)
Total consideration				60,000
Fair value of contingent consideration				₽ 60,000
Period for payment of contingent consideration				5 years
Percentage of voting equity interests acquired				100.00%
Consideration paid			₽ 10